GOODWILL AND INTANGIBLES Schedule of Intangibles (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 28, 2017	Jun. 29, 2016	Jun. 24, 2015
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount		$ 22,155	$ 23,272
Accumulated Amortization		(5,245)	(3,754)
Net Carrying Amount		16,910	19,518
Impairment of intangible assets		0	392	$ 645
Franchise Rights [Member]
Schedule of Intangible Assets [Line Items]
Impairment of intangible assets		800	200
Foreign currency translation adjustment		(100)	(300)
Indefinite-lived Intangible Assets [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount		10,602	10,707
Chili's Restaurants [Member] | Franchise Rights [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	[1]	16,170	17,284
Accumulated Amortization	[1]	(4,175)	(3,041)
Net Carrying Amount	[1]	11,995	14,243
Chili's Restaurants [Member] | Other Intangible Assets [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount		5,985	5,988
Accumulated Amortization		(1,070)	(713)
Net Carrying Amount		4,915	5,275
Chili's Restaurants [Member] | Indefinite-lived Intangible Assets [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount		9,670	9,775
Maggiano's Restaurants [Member] | Indefinite-lived Intangible Assets [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount		$ 932	$ 932

[1]	The gross carrying amount and accumulated amortization include the impact of foreign currency translation on existing balances of $0.1 million and $0.3 million for fiscal 2017 and 2016, respectively. We also recorded an impairment charge of $0.8 million and $0.2 million in fiscal 2017 and fiscal 2016, respectively. See Note 10 for additional disclosures.